Events After the Reporting Period	12 Months Ended
Dec. 31, 2022
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting period

Note 28. Events after the reporting period

Management has considered subsequent events through the date these Consolidated Financial Statements were issued and identified the following events that require disclosure.

Grupo Somar and Pearl Mexico Acquisition

Refer to Note 1. General Company Information for background information on the Acquisition of Grupo Somar and Pearl Mexico. The time required for resolution of the lien remains uncertain and is not in the Group’s control. Following the failure of the transaction to close on December 31, 2022, the Group provided the Sellers a formal notice on January 1, 2023 terminating the SPA in accordance with the terms thereof.

Bridge Loan Credit Agreement

Following the Group’s termination of the SPA, by delivering the notice of termination, the Group advised the joint arrangers and book runners on January 1, 2023 of its desire to terminate the transaction documents (including, without limitation, the commitments under the Bridge Credit Agreement and, for the avoidance of doubt, any commitments under the Commitment Letter) and pay all outstanding obligations, amounting to $5,719, under the Bridge Credit Agreement and any other transaction document as of January 10, 2023.

Waiver for Breach of Indebtedness Covenants

Refer to Note 2.1. Going concern and Note 19. Borrowings for background information on breach of Loan Covenants. On March 28, March 31 and May 2, 2023 the Group obtained waivers for the applicable covenant breaches under the NPA, the Syndicated Loan Agreement, and the BTG Credit Agreement. Under the terms of the waivers, the lenders agreed to waive the event of default as of December 31, 2022. In addition, the Group negotiated with the lenders for additional waivers to adjust the covenant ratios as noted below:

BTG Credit Agreement

For the period ending June 30, 2023, as part of the waiver negotiations, the lenders agreed to adjust the convent ratios as noted below (the covenants will return to the original terms from December 31, 2023, onwards):

●	The Company’s consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x (original covenant: greater than 3.5x).

●	The Company’s consolidated EBITDA/Finance expense must not be less than 1.8x (original covenant: less than 3.0x).

Syndicated Loan Agreement

For the period ending June 30, 2023, as part of the waiver negotiations, the lenders agreed to adjust the convent ratios as noted below (the covenants will return to the original terms from December 31, 2023, onwards):

●	Indebtedness Indicator (Indebtedness/EBITDA) must be less than or equal to 4.5 times (original covenant: less than or equal to 3.5 times). If the indicator is greater than 4.1 and less than 4.3 (original covenant: greater than 3.0 and less than 3.5), it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent.

●	Short-term leverage ratio less than 1.6 (original covenant: less than 1.0).

●	EBITDA ratio / financial expenses greater than or equal to 1.8 (original covenant: greater than or equal to 3.0).

NPA

For the periods ending March 31, June 30 and September 30, 2023, as part of the waiver negotiations, the lenders agreed to adjust the convent ratios as noted below (the covenants. will return to the original terms from December 31, 2023, onwards):

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4:00:1.00 or less (original covenant: 3.50:1.00 or less).

●	An EBITDA interest coverage ratio in excess of, or equal to, 2.20:1.00 (original covenant: in excess of, or equal to, 3.00:1.00).

●	Short-term leverage ratio equal to or less than 2.00:1:00 (original covenant: equal to or less than 1.00:1.00).

Headcount Reduction

During the first quarter of 2023, the Group announced adjustments to their workforce, which involved an overall reduction in headcount of approximately 200.